Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended				3 Months Ended	5 Months Ended	6 Months Ended
	Oct. 20, 2020	Sep. 24, 2020	Jul. 30, 2020	May 18, 2020	Sep. 14, 2018	Oct. 20, 2020	Sep. 24, 2020	Jul. 30, 2020	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Aggregate shares			1,125,000					1,125,000
Conversation of founder shares percentage			20.00%					20.00%
Forfeited founder shares	625,000					625,000
Outstanding amount of founder Shares	8,000,000					8,000,000
Business combination, description											(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Office space administrative		$ 10,000					$ 10,000
Price per share	$ 10.00					$ 10.00				$ 11.50	$ 11.50	$ 11.50
Gross proceeds												$ 467,000,000
Servicing Fee										$ 30,000		60,000
Accrued Expenses										$ 60,000	$ 32,000	$ 60,000
Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount								$ 300,000
Outstanding amount of promissory note											$ 300,000
Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description											The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.	The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2021 and December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.
Series E preferred stock
Related Party Transactions (Details) [Line Items]
Issuance of redeemable preferred stock, value					$ 137,739
Class B ordinary shares [Member]
Related Party Transactions (Details) [Line Items]
Sale of Stock, number of shares issued in transaction			8,625,000					8,625,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid			$ 25,000					$ 25,000
Aggregate shares	500,000					500,000
Rocket Lab USA, Inc.
Related Party Transactions (Details) [Line Items]
Beneficial ownership percentage										5.00%	5.00%	5.00%
Related party transaction, due from (to) related party										$ 0	$ 0	$ 0	$ 0
Rocket Lab USA, Inc. | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share									$ 23.6487
Sale of aggregate, shares									625,564
Gross proceeds									$ 14,300,000
Stock repurchased during period, shares									422,857
Related party transaction, due from (to) related party									$ 10,000,000
Rocket Lab USA, Inc. | Series E preferred stock
Related Party Transactions (Details) [Line Items]
Aggregate shares					4,368,313
Issuance of redeemable preferred stock, share					334,267
Price per share					$ 31.5316
Issuance of redeemable preferred stock, value					$ 137,739,000
Rocket Lab USA, Inc. | Series E 1 preferred stock
Related Party Transactions (Details) [Line Items]
Issuance of redeemable preferred stock, share				650,140
Price per share				$ 31.5316
Issuance of redeemable preferred stock, value				$ 20,500,000
Rocket Lab USA, Inc. | Affiliated Entity [Member] | Series E preferred stock
Related Party Transactions (Details) [Line Items]
Issuance of redeemable preferred stock, share					334,267
Issuance of redeemable preferred stock, value					$ 10,539,000
Rocket Lab USA, Inc. | Affiliated Entity [Member] | Series E 1 preferred stock
Related Party Transactions (Details) [Line Items]
Issuance of redeemable preferred stock, share				142,713
Issuance of redeemable preferred stock, value				$ 4,499,000
Rocket Lab USA, Inc. | As Previously Reported [Member] | Series E 1 preferred stock
Related Party Transactions (Details) [Line Items]
Issuance of redeemable preferred stock, value				$ 20,499,000